CONTRIBUTED EQUITY, Movements in Issued Capital (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) Shareholder Vote shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 $ / shares
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares	454,030,352		397,808,129
Share placement (in shares) | shares	100,000,000		56,222,223
Exercise of incentive options (in shares) | shares	5,000,000
Number of ordinary shares, Closing balance (in shares) | shares	559,030,352		454,030,352
Issue Price [Abstract]
Share placement (in dollars per share) | $ / shares		$ 0.16		$ 0.09
Exercise of incentive options (in dollars per share) | $ / shares		$ 0.05
Issue Capital [Abstract]
Issued capital, Opening balance	$ 28,512,793		$ 24,908,762
Share placement	12,304,000		3,840,034
Exercise of incentive options	187,525
Transfer from share-based payment reserve	136,746
Share issue costs	(657,716)		(236,003)
Issued capital, Closing balance	$ 40,483,348		$ 28,512,793
Meetings of Members [Abstract]
Quorum, number of shareholders | Shareholder	2
Voting [Abstract]
Number of votes for each eligible voter present | Vote	1
Number of votes eligible for each fully paid share | Vote	1
Changes to the Constitution [Abstract]
Minimum percentage of present meeting members required to amend Company Constitution	75.00%
Minimum written notice required to propose special resolution	28 days